BENEFIT PLANS	12 Months Ended
Dec. 31, 2020
BENEFIT PLANS
BENEFIT PLANS

NOTE 10. BENEFIT PLANS

The Company has a qualified 401(k) retirement plan for eligible employees. The plan provides for participant salary deferrals and employer contributions. The Company matches eligible employee contributions up to 4% of eligible compensation which vest immediately. The Company may also make voluntary contributions in addition to the match above based on management discretion, however these contributions are subject to a vesting period over six years. Employer contributions for the years ended December 31, 2020 and 2019 totaled approximately $115,000 and $81,000, respectively.